PARTNERS' CAPITAL - Narrative (Details)						1 Months Ended						3 Months Ended	12 Months Ended
	Jan. 26, 2017 USD ($) $ / shares	Mar. 03, 2016 USD ($)	May 22, 2015 $ / shares shares	May 18, 2015 USD ($)	Mar. 18, 2014 USD ($)	Jan. 31, 2017 shares	Sep. 30, 2016 $ / shares shares	Jun. 30, 2016 USD ($)	May 31, 2015 $ / shares shares	Sep. 30, 2014 USD ($) shares	Mar. 31, 2014 $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares
Partners' Capital [Line Items]
Proceeds from issuance of common units, net													$ 125,233,000	$ 221,977,000	$ 197,806,000
Net investment												$ 0	$ 0	$ 0
Maximum period following end of quarter to distribute all available cash													45 days
Minimum quarterly distributions (in dollars per share) | $ / shares													$ 0.40
Minimum annual distributions (in dollars per share) | $ / shares													1.60
Per-unit annual distributions to unitholders (in dollars per unit) | $ / shares													$ 2.300	$ 2.270	$ 2.040
Cash paid to unit holders													$ 167,504,000	$ 152,074,000	$ 122,224,000
Drop Down Assets 2016 Acquisition
Partners' Capital [Line Items]
Initial payment		$ 360,000,000
Deferred purchase price obligation		507,427,000
Net investment		1,114,855,000
Working capital adjustment		$ (569,000)						$ 600,000
Red Rock Gathering Company, LLC
Partners' Capital [Line Items]
Percent of membership interest acquired					100.00%
Purchase price					$ 307,941,000
Polar Midstream and Epping
Partners' Capital [Line Items]
Percent of membership interest acquired				100.00%
Purchase price				$ 285,677,000
Subordinated units
Partners' Capital [Line Items]
Common unit per subordinated unit upon conversion at end of subordination period (in shares)												1
Subsequent Event
Partners' Capital [Line Items]
Per-unit annual distributions to unitholders (in dollars per unit) | $ / shares	$ 0.575
Cash paid to unit holders	$ 44,500,000
Cash distribution date	Feb. 14, 2017
Cash distribution date of record	Feb. 07, 2017
Common Units
Partners' Capital [Line Items]
Common units sold in public offering (in shares) | shares							5,500,000
Common units sold in public offering, price per share (in dollars per share) | $ / shares							$ 23.20
Summit Investments
Partners' Capital [Line Items]
Proceeds from issuance of common units, net										$ 0
Summit Investments | Red Rock Gathering Company, LLC
Partners' Capital [Line Items]
Net investment					$ 241,817,000
Summit Investments | Polar Midstream and Epping
Partners' Capital [Line Items]
Net investment				$ 416,044,000
General Partner
Partners' Capital [Line Items]
General partner interest							2.00%				2.00%		2.00%
Percentage interest in distributions													2.00%
Percentage interest in distributions													2.00%
Common | Subsequent Event
Partners' Capital [Line Items]
Common units sold in public offering (in shares) | shares						4,000,000
Common | Public Offering
Partners' Capital [Line Items]
Common units sold in public offering (in shares) | shares									6,500,000		10,350,000
Common units sold in public offering, price per share (in dollars per share) | $ / shares									$ 30.75		$ 38.75
Common | Over-Allotment Option
Partners' Capital [Line Items]
Common units sold in public offering (in shares) | shares			975,000
Common units sold in public offering, price per share (in dollars per share) | $ / shares			$ 30.75
Common | Summit Investments
Partners' Capital [Line Items]
Common units sold in public offering (in shares) | shares										4,347,826
Common | Summit Investments | Public Offering
Partners' Capital [Line Items]
Common units sold in public offering (in shares) | shares											5,050,000
Common | Summit Midstream Partners, LP | Public Offering
Partners' Capital [Line Items]
Common units sold in public offering (in shares) | shares											5,300,000